Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Goodwill
	Gross	Impairment	Net
	US$	US$	US$

Balance as of January 1, 2024	27,001,383	-	27,001,383
Goodwill impairment during the year	-	(14,941,955)	(14,941,955)
Balance as of December 31, 2024, January 1, 2025, and March 31, 2025	27,001,383	(14,941,955)	12,059,428

Changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023 were as follows:

	Goodwill
	Gross	Impairment	Net
	US$	US$	US$

Balance as of January 1, 2023 and December 31, 2023	27,001,383	-	27,001,383
Goodwill impairment during the year	-	(14,941,955)	(14,941,955)
Balance as of December 31, 2024	27,001,383	(14,941,955)	12,059,428

Schedule of goodwill reportable segments

The following table sets forth the goodwill by reportable segments:

	March 31, 2025	December 31, 2024
	US$	US$
Remittance services	12,919,935	12,919,935
Sales of Airtime	8,639,493	8,639,493
	21,559,428	21,559,428